Note 29 - Correction of an Immaterial Error (Details) - Effect of Recording Immaterial Correction in Statements of Operations (USD $)	12 Months Ended				3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Scenario, Previously Reported [Member]	Jun. 30, 2013 Scenario, Previously Reported [Member]	Mar. 31, 2013 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2013 Restatement Adjustment [Member]	Jun. 30, 2013 Restatement Adjustment [Member]	Mar. 31, 2013 Restatement Adjustment [Member]	Dec. 31, 2012 Restatement Adjustment [Member]	Sep. 30, 2012 Restatement Adjustment [Member]	Jun. 30, 2012 Restatement Adjustment [Member]	Mar. 31, 2012 Restatement Adjustment [Member]	Dec. 31, 2011 Restatement Adjustment [Member]
Net income (loss) attributable to noncontrolling interest	$ (366,236)	$ 222,618	$ 6,067	$ (130,369)	$ (32,721)	$ 258,546	$ 64,123	$ 130,905	$ (38,935)	$ (17,777)	$ 58,491	$ 7,897	$ (88,027)	$ 199,359	$ 6,067	$ (130,369)	$ (88,782)	$ (73,678)	$ (11,623)	$ 1,572
Net income (loss) attributable to Juhl Energy, Inc.	(944,885)	(3,268,965)	(589,089)	(2,815,352)	(1,290,447)	(1,279,827)	(747,595)	(3,787,066)	(710,634)	(1,203,139)	(574,215)	3,034,108	(1,235,141)	(1,220,640)	(689,539)	(3,525,792)	(660,517)	(1,147,238)	(504,101)	3,040,433
Total equity attributable to Juhl Energy, Inc.	780,171	1,672,819		5,266,465	1,779,503	3,036,365	4,283,677	4,998,866	5,969,367	6,639,877	7,097,110	7,602,996	2,219,651	3,421,206	4,609,331	5,266,465	6,151,554	6,772,218	7,173,549	7,609,321
Noncontrolling interest in equity	$ 1,044,091	$ 1,410,327		$ 1,189,459	$ 1,746,106	$ 1,778,827	$ 1,521,181	$ 1,457,058	$ 1,328,832	$ 1,368,367	$ 1,386,144	$ 1,327,653	$ 1,305,958	$ 1,393,986	$ 1,195,527	$ 1,189,459	$ 1,146,645	$ 1,236,026	$ 1,309,705	$ 1,321,328